Related Parties - Summary of Compensation to Directors and Executive Officers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key management personnel
Short-term employee benefits	$ 7	$ 7	$ 4
Share-based payment	$ 103	$ 160	$ 172